MANAGEMENT'S LIQUIDITY PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Management's Liquidity Plans [Abstract]
Management's Liquidity Plans [Text Block]
Note 2 - Management’s Liquidity Plans

As of March 31, 2015, the Company had working capital and stockholders’ equity of $12,835,370 and $12,663,179, respectively. During the three months ended March 31, 2015, the Company incurred a net loss of $781,265. The Company has not generated any revenues, has incurred net losses since inception and does not expect to generate revenues in the near term.

In January 2015, the Company completed its Initial Public Offering (”IPO”) on the TSX Venture Exchange. The Company sold 11,250,000 units at a price of $1.00 per unit, providing gross proceeds of $11,250,000. Concurrently with the IPO, the Company completed a previously-subscribed private placement of an additional 2,700,000 units for gross proceeds of $2,700,000, resulting in total gross proceeds of $13,950,000.

With the cash on hand as of March 31, 2015 the Company believes that it has sufficient cash to meet its working capital needs and operating expenses into the early part of 2017. However, if unanticipated difficulties arise the Company may be required to raise additional capital to support its operations or curtail its research and development activities until such time as additional capital becomes available. There is no assurance that additional financing will be available when needed or that management will be able to obtain such financing on terms acceptable to the Company and that the Company will become profitable and generate positive operating cash flow in the future.

Note 2 - Management’s Liquidity Plans

As of December 31, 2014, the Company had working capital and stockholders’ equity of $519,296 and $1,069,604, respectively. During the year ended December 31, 2014, the Company incurred a net loss of $1,819,684. The Company has not generated any revenues, has incurred net losses since inception and does not expect to generate revenues in the near term.

In January 2015, the Company completed its Initial Public Offering (IPO) on the TSX Venture Exchange. The Company sold 11,250,000 units at a price of $1.00 per unit, providing gross proceeds of $11,250,000. Concurrently with the IPO, the Company completed a previously-subscribed private placement of an additional 2,700,000 units for gross proceeds of $2,700,000 million, resulting in a total raise of $13,950,000.

The Company recognizes it will need to raise additional capital in order to execute its business plan. There is no assurance that additional financing will be available when needed or that management will be able to obtain such financing on terms acceptable to the Company and that the Company will become profitable and generate positive operating cash flow in the future. If the Company is unable to raise sufficient additional funds, it will have to develop and implement a plan to reduce overhead or scale back its business plan until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan will be successful.